Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	As discussed in the Compensation Discussion and Analysis, equity awards, including stock option awards, granted as part of annual total compensation for senior leaders and other employees, are approved by the Compensation Committee on or before the grant date. The Compensation Committee’s general practice is to complete its annual executive compensation review and determine performance goals and target compensation for our NEOs, following which they approve equity awards for NEOs as well as any other stock option award recipients. Such equity awards are then granted during the Company’s annual executive equity award grant period, typically in February, which the Compensation Committee believes is a sufficient amount of time for the public markets to absorb our fiscal year-end financial results. On occasion, the Compensation Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention, or other purposes. While the Compensation Committee has discretionary authority to grant equity awards outside of the cycle described above, it does not have a practice or policy of granting equity awards in anticipation of the release of material non-public information and, in any event, we do not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally affects the value of executive compensation.
Award Timing Method	As discussed in the Compensation Discussion and Analysis, equity awards, including stock option awards, granted as part of annual total compensation for senior leaders and other employees, are approved by the Compensation Committee on or before the grant date. The Compensation Committee’s general practice is to complete its annual executive compensation review and determine performance goals and target compensation for our NEOs, following which they approve equity awards for NEOs as well as any other stock option award recipients. Such equity awards are then granted during the Company’s annual executive equity award grant period, typically in February, which the Compensation Committee believes is a sufficient amount of time for the public markets to absorb our fiscal year-end financial results.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	While the Compensation Committee has discretionary authority to grant equity awards outside of the cycle described above, it does not have a practice or policy of granting equity awards in anticipation of the release of material non-public information and, in any event, we do not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally affects the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false